CONVERTIBLE REDEEMABLE PREFERRED SHARES - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended											12 Months Ended
	Nov. 30, 2018 CNY (¥) shares	Nov. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2018 CNY (¥) shares	Jun. 30, 2018 USD ($) shares	Feb. 28, 2018 CNY (¥) shares	Feb. 28, 2018 USD ($) $ / shares shares	Jan. 31, 2017 CNY (¥)	Jan. 31, 2017 USD ($)	Nov. 30, 2016 CNY (¥)	Nov. 30, 2016 USD ($)	Jul. 31, 2015 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 $ / shares	Jun. 30, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥)	Nov. 30, 2016 USD ($)
Share price | $ / shares																$ 0.81
Deemed Dividend													¥ 107
Net Impact To Accumulated Deficit												¥ (5,805,332)	(4,180,922)		$ (833,884)
Fair Value Of Preferred Shares Issued Upon Conversion													¥ 4,914,048	¥ 255,938				¥ 1,920,698
Condition One [Member]
Liquidation of preference shares description												Each holder of Series B Preferred Shares and/or Series B+ Preferred Shares shall be entitled to receive, on parity with each other, an amount equal to one hundred percent (100%) of the original issue price of Series B and Series B+ Preferred Shares, plus all dividends declared and unpaid (the “Series B Preferred Shares Liquidation Preference”).
Redemption rights description												Prior to the Former Series A Capital Contribution, the Former Series Seed Capital Contribution were redeemable if Yunji Sharing fails to consummate a Qualified IPO as at December 31, 2020. The redemption price shall be one hundred percent (100%) of the original Former Series Seed Capital Contribution amount and plus a ten percent (10%) annual simple interest. (the “Series Seed Preference Amount”).
Condition Two [Member]
Liquidation of preference shares description												After distribution or payment in full of the Series B Preferred Shares Liquidation Preference, each holder of Series A Preferred Shares shall be entitled to receive, on parity with each other, an amount equal to one hundred percent (100%) of the original issue price of Series A Preferred Shares, plus all dividends declared and unpaid (the “Series A Preferred Shares Liquidation Preference”).
Redemption rights description												Upon the Former Series A Capital Contribution, the Former Series A Capital Contribution were to be redeemable and the Former Series Seed Capital Contribution were modified to be redeemable, at the holder’s discretion, at any time (i) after the forty-eight (48) months following the Former Series A Capital Contribution were issued, (ii) there is a material breach by any group company or any founding shareholder, and (iii) the Group Companies cannot carry out the ordinary business operation for twelve (12) consecutive months or more due to penalty from Governmental Authorities (including frozen of funds). The redemption price of the Former Series A Capital Contribution would be the higher of (i) the original investment amount of the Former Series A Capital Contribution, plus a ten percent (10%) annual simple interest and all accrued or declared but unpaid dividends, and (ii) the fair market value of the Former Series A Capital Contribution to be redeemed determined by a third party independent valuer. The redemption price of Former Series Seed Capital Contribution was modified to be the higher of (i) the original investment amount of the Former Series Seed Capital Contribution, plus a ten percent (10%) annual simple interest and all accrued or declared but unpaid dividends, and (ii) the fair market value of the Former Series Seed Capital Contribution to be redeemed determined by a third party independent valuer.
Condition Three [Member]
Liquidation of preference shares description												After distribution or payment in full of the Series B Preferred Shares Liquidation Preference and the Series A Preferred Shares Liquidation Preference, each holder of Series Seed Preferred Shares shall be entitled to receive, on parity with each other, an amount equal to one hundred percent (100%) of the original issue price of Series Seed Preferred Shares, plus all dividends declared and unpaid (the “Series Seed Preferred Shares Liquidation Preference”).
Redemption rights description												Upon the issuance of Series B Preferred Shares, Series B Preferred Shares were to be redeemable, Series A Preferred Shares and Series Seed Preferred Shares were modified to be redeemable, at the holder’s discretion, at any time (i) after the thirty-six (36) months following Series B Preferred Shares were issued, (ii) there is a material breach by any group company or any Founding Shareholder, and (iii) the Group Companies cannot carry out the ordinary business operation for twelve (12) consecutive months or more due to penalty from Governmental Authorities (including frozen of funds).
Condition Four [Member]
Liquidation of preference shares description												After distribution or payment in full of the amount distributable or payable on the Preferred Shares pursuant to the above sequence, the remaining assets of the Company available for distribution to Members shall be distributed ratably among the holders of outstanding Ordinary Shares and the holders of outstanding Preferred Shares in proportion to the number of outstanding Ordinary Shares held by them (with outstanding Preferred Shares treated on an as-converted basis).
Condition Five [Member]
Liquidation of preference shares description												The deemed liquidation events include (i) any consolidation, amalgamation or merger of the Company and/or any subsidiaries with or into any other third party, in which the Members of the Company or shareholders of such subsidiaries immediately prior to such consolidation, amalgamation, merger or reorganization, own less than fifty percent (50%) of the voting power of Company or any other subsidiaries immediately after such consolidation, merger, amalgamation or reorganization, or any transaction or series of related transactions to which the Company is a party in which in excess of fifty percent (50%) of the Company’s or any other subsidiaries’ voting power is transferred, but excluding any transaction effected solely for tax purposes or to change the Company’s domicile or any other subsidiaries’ domicile (ii) the sale, exchange, transfer or other disposition, in one or a series of related transactions, of a majority of the outstanding share capital of any subsidiaries of Group to third party acting in concert, under circumstances in which the holders of a majority in voting power of the outstanding share capital of any subsidiaries immediately prior to such transaction beneficially own less than a majority in voting power of the outstanding share capital of the surviving entity or the acquiring third party immediately following such transaction (iii) a sale, lease, transfer or other disposition, in a single transaction or series of related transactions, by any subsidiaries of all or substantially all of the assets of any subsidiaries, (iv) the exclusive licensing of all or substantially all of the subsidiaries intellectual property to a third party.
Series Seed Convertible Redeemable Preferred Shares [Member]
Stock issued during period | shares					373,000,000	373,000,000
Shares issued price per share | $ / shares						$ 0.022
Preferred Stock, Shares Authorized | shares													373,000,000
Series A Preferred Stock [Member]
Stock issuance costs												¥ 8,095
Implied pre money valuation | $		$ 500,000
Liquidation of preference shares value													¥ 220,910
Redemption rights description												The redemption price of Series A Preferred Shares was modified to be the higher of (i) the original issue price of Series A Preferred Shares, plus a ten percent (10%) annual compound interest and all accrued or declared but unpaid dividends, and (ii) the fair market value of the Series Seed Preferred Shares to be redeemed determined by a third party independent valuer.
Fair Value Of Preferred Shares Issued Upon Conversion													2,090,722	137,736				831,778
Series A Preferred Stock [Member] | Estimate of Fair Value Measurement [Member]
Description Of The Terms Of Conversion												A Preferred Shares, the Group recognized the beneficial conversion feature of RMB 345,992 as an adjustment to the carrying value of the re-designated Series A Preferred Shares, calculated as the excess of the fair value of its common shares of US$0.54 over the effective conversion price of US$0.067, multiplied by the number of common shares into which re-designated Series A Preferred Shares converts. The beneficial conversion feature is to be amortized using the effective interest method through the redemption date of February 12, 2021.
Series A Preferred Stock [Member] | Modification [Member]
Fair Value Of Preferred Shares Issued Upon Conversion													406,791
Series A Preferred Stock [Member] | Initial Redemption Date [Member]
Optional Redemption Date												Nov. 04, 2020
Series A Preferred Stock [Member] | Revised Redemption Date [Member]
Optional Redemption Date												Feb. 08, 2021
Series B Preferred Stock [Member]
Stock issuance costs					¥ 14,062							¥ 14,062
Finders commission					¥ 12,600	$ 2,000
Stock issued during period | shares					110,803,324	110,803,324
Shares issued price per share | $ / shares						$ 0.902
Proceeds from issue of preferred stock					¥ 630,010	$ 100,000
Implied pre money valuation | $		4,000,000
Liquidation of preference shares value													636,431
Redemption rights description												The redemption price of Series B Preferred Shares would be the higher of (i) the original issue price of Series B Preferred Shares, plus a ten percent (10%) annual compound interest and all accrued or declared but unpaid dividends, and (ii) the fair market value of the Series B Preferred Shares to be redeemed determined by a third party independent valuer.
Fair Value Of Preferred Shares Issued Upon Conversion													708,609	0
Series B Preferred Stock [Member] | Payment One [Member]
Finders commission payment percent			50.00%	50.00%
Finders commission payment Value | $				$ 1,000
Series B Preferred Stock [Member] | Payment Two [Member]
Stock issued during period | shares			1,108,033	1,108,033
Finders commission payment percent			50.00%	50.00%
Series Seed Preferred Shares [Member]
Stock issuance costs												¥ 1,000
Liquidation of preference shares value													50,000
Redemption rights description												The redemption price of Series Seed Preferred Shares was modified to be the higher of (i) the original issue price of Series Seed Preferred Shares, plus a ten percent (10%) annual compound interest and all accrued or declared but unpaid dividends, and (ii) the fair market value of the Series Seed Preferred Shares to be redeemed determined by a third party independent valuer.
Fair Value Of Preferred Shares Issued Upon Conversion													1,977,336	¥ 118,202				¥ 1,088,920
Series Seed Preferred Shares [Member] | Initial Redemption Date [Member]
Optional Redemption Date												Nov. 04, 2020		Dec. 31, 2020
Series Seed Preferred Shares [Member] | Revised Redemption Date [Member]
Optional Redemption Date												Feb. 08, 2021		Nov. 04, 2020
Series B Plus Preferred Shares [Member]
Capital injuction	¥ 96,312	$ 15,000	¥ 96,312
Stock issuance costs			5,867									¥ 5,867
Finders commission			¥ 5,867
Stock issued during period | shares	15,829,046	15,829,046	5,276,349	5,276,349
Preferred Stock, Shares Authorized | shares			21,105,395														21,105,395
Share price | $ / shares																	$ 0.948
Preferred stock shares authorized value			¥ 128,416														$ 20,000
Liquidation of preference shares value													128,416
Redemption rights description												Upon the issuance of Series B+ Preferred Shares, there was no change to the redemption condition or redemption price.
Fair Value Of Preferred Shares Issued Upon Conversion													¥ 137,381	¥ 0
Series A Convertible Redeemable Preferred Shares [Member]
Stock issued during period | shares					56,800,000	56,800,000
Shares issued price per share | $ / shares						$ 0.088
Preferred Stock, Shares Authorized | shares													389,200,000
Preferred Shares [Member]
Preferred shares par value | $ / shares		$ 0.000005
Convertible Preferred Stock [Member]
Deemed Dividend														132
Net Impact To Accumulated Deficit														¥ 0
Issue One [Member] | Series A Preferred Stock [Member]
Stock issued during period | shares					215,800,000	215,800,000
Shares issued price per share | $ / shares						$ 0.093
Issue Two [Member] | Series A Preferred Stock [Member]
Stock issued during period | shares					116,600,000	116,600,000
Shares issued price per share | $ / shares						$ 0.000005
Series Seed Capital Contribution [Member]
Capital injuction											¥ 50,000
Stock issuance costs											¥ 1,000
Controlling interest ownership percentage											77.27%
Non controlling interest ownership percentage							18.65%		19.17%		22.73%								19.17%
Discount rate on warrants											5.00%
Series Seed Capital Contribution [Member] | Warrant [Member]
Fair value of warrant liability											¥ 382
Series A Beneficiary Owners [Member]
Capital injuction							¥ 34,350	$ 5,000
Stock issuance costs							¥ 8,095
Controlling interest ownership percentage							67.72%		69.59%										69.59%
Non controlling interest ownership percentage							13.64%		11.24%										11.24%
Proceeds from warrant exercise									¥ 644
Right to increase the capital contribution | $																			$ 5,000
Finders commission							¥ 6,509
Series A Beneficiary Owners [Member] | Contribution One [Member]
Capital injuction									33,160	$ 15,000
Series A Beneficiary Owners [Member] | Contribution Two [Member]
Capital injuction									104,182
Series A Beneficiary Owners [Member] | Warrant [Member]
Fair value of warrant liability							¥ 1,754		¥ 2,182